COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Collateral given for the Companys own liabilities	R$ 581.0	R$ 764.5
Other commitments	1,146.8	1,368.1
Total commitments	1,727.8	2,132.6
Commitments to suppliers property, plant and equipment and Intangible	1,000.8	276.7
Commitments to suppliers - Inventories	38,391.0	50,088.6
Total commitments to suppliers	R$ 39,391.8	R$ 50,365.3